Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	$ (7,532)	$ (7,102)	$ (6,500)
Foreign exchange	304	(1,046)	(324)
Derivatives designated as hedges | Cross currency swaps and interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	0	(392)	(1)
Foreign exchange	0	(747)	(5)
Derivatives designated as hedges | Interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	0	0	0
Derivatives designated as hedges | Option to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	39	0	0
Derivatives designated as hedges | Forward agreements to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	136	(1,834)	(681)
Derivatives designated as hedges | Commodity price contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	$ (15)	$ 430	$ 614